Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

WildHorse Resource Development Corporation is a publicly traded Delaware corporation, the common stock of which are listed on the New York Stock Exchange (“NYSE”) under the symbol “WRD.” Unless the context requires otherwise, references to “we,” “us,” “our,” “WRD,” or “the Company” are intended to mean the business and operations of WildHorse Resource Development Corporation and its consolidated subsidiaries. We are an independent oil and natural gas company focused on the acquisition, exploitation, development and production of oil, natural gas and NGL resources in the United States of America.

Reference to “WHR II” or our “predecessor” refers to WildHorse Resources II, LLC, together with its consolidated subsidiaries. Reference to “Esquisto I” refers to Esquisto Resources, LLC. Reference to “Esquisto II” refers to Esquisto Resources II, LLC. Reference to “Esquisto Merger” refers to the merger of Esquisto I with and into Esquisto II on January 12, 2016. Reference to “Esquisto” refers (i) for the period beginning February 17, 2015 (date of common control) through January 11, 2016, to Esquisto I and Esquisto II on a combined basis and (ii) for the period beginning January 12, 2016 through the completion of our initial public offering on December 19, 2016, to Esquisto II. Reference to “Acquisition Co.” refers to WHE AcqCo., LLC, an entity that was formed to acquire the Burleson North assets (see Note 3—Acquisitions and Divestitures). Reference to “WildHorse Investment Holdings” refers to WildHorse Investment Holdings, LLC. Reference to “Previous owner” refers to both Esquisto and Acquisition Co. Reference to “Esquisto Investment Holdings” refers to Esquisto Investment Holdings, LLC. Reference to “WildHorse Holdings” refers to WHR Holdings, LLC. Reference to “Esquisto Holdings” refers to Esquisto Holdings, LLC. Reference to “Acquisition Co. Holdings” refers to WHE AcqCo Holdings, LLC. Reference to “NGP” refers to Natural Gas Partners, a family of private equity investment funds organized to make direct equity investments in the energy industry, including the funds invested in WHR II, Esquisto and Acquisition Co.

Contemporaneously with our initial public offering, (i) the owners of WHR II exchanged all of their interests in WHR II for equivalent interests in WildHorse Investment Holdings and the owners of Esquisto exchanged all of their interests in Esquisto for equivalent interests in Esquisto Investment Holdings, (ii) WildHorse Investment Holdings contributed all of the interests in WHR II to WildHorse Holdings, Esquisto Investment Holdings contributed all of the interests in Esquisto to Esquisto Holdings and the owner of Acquisition Co. contributed all of its interests in Acquisition Co. to Acquisition Co. Holdings and (iii) WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings contributed all of the interests in WHR II, Esquisto and Acquisition Co., respectively, to us in exchange for shares of our common stock. We refer to these reorganization transactions as the “Corporate Reorganization.” As a result of the Corporate Reorganization, WHR II, Esquisto and Acquisition Co. became direct, wholly owned subsidiaries of WildHorse Resource Development Corporation. In May 2017, in connection with the Acquisition, WRD formed WHR Eagle Ford LLC (“WHR EF”) as a wholly owned subsidiary. WHR II has two wholly owned subsidiaries—WildHorse Resources Management Company, LLC (“WHRM”) and Oakfield Energy LLC (“Oakfield”). Esquisto has two wholly owned subsidiaries—Petromax E&P Burleson, LLC and Burleson Water Resources, LLC. WHRM is the named operator for all oil and natural gas properties owned by us.

Basis of Presentation

Our predecessor’s financial statements were retrospectively recast due to common control considerations. Because WHR II, Esquisto and Acquisition Co. were under the common control of NGP, the sale and contribution of the respective ownership interests were accounted for as a combination of entities under common control, whereby the assets and liabilities sold and contributed were recorded based on historical cost. As such, the financial statements included herein for the three and six months ended June 30, 2016 have been derived from the combined financial position and results attributable to our predecessor and Esquisto. For periods after the completion of our initial public offering, our consolidated financial statements include our accounts and those of our subsidiaries.

Certain amounts in the prior year financial statements have been reclassified to conform to current presentation. Gathering, processing, and transportation costs were previously accounted for as revenue deductions and are now being presented as costs and expenses on our statements of operations on a separate line item. Oakfield drip condensate was reclassified from oil sales to other income.

All material intercompany transactions and balances have been eliminated in preparation of our condensed consolidated and combined financial statements. The accompanying condensed consolidated and combined interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates in the Preparation of Financial Statements

Preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. We evaluate the estimates and assumptions on a regular basis; however, actual results may differ from these estimates and assumptions used in the preparation of the financial statements. Significant estimates with regard to these financial statements include (1) the estimate of proved oil, natural gas and NGL reserves and related present value estimates of future net cash flows therefrom; (2) depreciation, depletion and amortization expense; (3) valuation of accounts receivable; (4) accrued capital expenditures and liabilities; (5) asset retirement obligations (“ARO”); (6) environmental remediation costs; (7) valuation of derivative instruments; (8) incentive unit compensation cost; (9) contingent liabilities and (10) impairment expense. Although management believes these estimates are reasonable, changes in facts and circumstances or discovery of new information may result in revised estimates, and such revisions could be material.

Note 1. Organization and Basis of Presentation

WildHorse Resource Development Corporation (the “Company”) is a publicly traded Delaware corporation, the common shares of which are listed on the New York Stock Exchange (“NYSE”) under the symbol “WRD.” Unless the context requires otherwise, references to “we,” “us,” “our,” “WRD,” or “the Company” are intended to mean the business and operations of WildHorse Resource Development Corporation and its consolidated subsidiaries.

Reference to “WHR II” or our “predecessor” refers to WildHorse Resources II, LLC, together with its consolidated subsidiaries. Reference to “Esquisto I” refers to Esquisto Resources, LLC. Reference to “Esquisto II” refers to Esquisto Resources II, LLC. Reference to “Esquisto Merger” refers to the merger of Esquisto I with and into Esquisto II on January 12, 2016. Reference to “Esquisto” refers (i) for the period beginning February 17, 2015 (date of common control) through January 11, 2016, to Esquisto I and Esquisto II on a combined basis and (ii) for the period beginning January 12, 2016 through the completion of our public offering on December 19, 2016, to Esquisto II. Reference to “Acquisition Co.” refers to WHE AcqCo., LLC, an entity that was formed to acquire the Burleson North assets (see Note 3). Reference “WildHorse Investment Holdings” refers to WildHorse Investment Holdings, LLC. Reference to “Previous owner” refers to both Esquisto and Acquisition Co.. Reference to “Esquisto Investment Holdings” refers to Esquisto Investment Holdings, LLC. Reference to “WildHorse Holdings” refers to WHR Holdings, LLC. Reference to “Esquisto Holdings” refers to Esquisto Holdings, LLC. Reference to “Acquisition Co. Holdings” refers to WHE AcqCo Holdings, LLC. Reference to “NGP” refers to Natural Gas Partners, a family of private equity investment funds organized to make direct equity investments in the energy industry, including the funds invested in WHR II, Esquisto and Acquisition Co.

The Company was formed in August 2016 to serve as a holding company for the assets of WHR II and Esquisto. We did not have any operations until we completed our initial public offering on December 19, 2016. In connection with our initial public offering and Corporate Reorganization (defined below), our accounting predecessor, WHR II was contributed to us. In addition to WHR II, we received Esquisto and Acquisition Co. We are an independent oil and natural gas company focused on the acquisition, exploitation, development and production of oil, natural gas and NGL resources.

Initial Public Offering and Corporate Reorganization

The Company issued and sold to the public in its initial public offering 27,500,000 shares of common stock. The gross proceeds from the sale of the common stock were $412.5 million, net of underwriting discounts of $14.1 million and other offering costs of $5.0 million. The net proceeds from our initial public offering were $393.4 million. Debt issuance costs of $2.9 million related to the establishment of the Company’s revolving credit facility were also incurred in conjunction with our initial public offering.

Contemporaneously with our initial public offering, (i) the owners of WHR II exchanged all of their interests in WHR II for equivalent interests in WildHorse Investment Holdings and the owners of Esquisto exchanged all of their interests in Esquisto for equivalent interests in Esquisto Investment Holdings, (ii) WildHorse Investment Holdings contributed all of the interests in WHR II to WildHorse Holdings, Esquisto Investment Holdings contributed all of the interests in Esquisto to Esquisto Holdings and the owner of Acquisition Co. contributed all of its interests in Acquisition Co. to Acquisition Co. Holdings and (iii) WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings contributed all of the interests in WHR II, Esquisto and Acquisition Co., respectively, to us in exchange for shares of our common stock. We refer to these reorganization transactions as the “Corporate Reorganization.” As a result of the Corporate Reorganization, WHR II, Esquisto and Acquisition Co. became direct, wholly owned subsidiaries of WildHorse Resource Development Corporation. WHR II has two wholly owned subsidiaries—WildHorse Resources Management Company, LLC (“WHRM”) and Oakfield Energy LLC (“Oakfield”). Esquisto has two wholly owned subsidiaries—Petromax E&P Burleson, LLC and Burleson Water Resources, LLC. WHRM is the named operator for all oil and gas properties owned by us.

Basis of Presentation

Our predecessor’s financial statements were retrospectively recast due to common control considerations. Because WHR II, Esquisto and Acquisition Co. were under the common control of NGP, the sale and contribution of the respective ownership interests were accounted for as a combination of entities under common control, whereby the assets and liabilities sold and contributed were recorded based on historical cost. As such, the financial statements included herein (i) (a) as of, and for the year ended, December 31, 2016, and (b) as of December 31, 2015, and for the period from February 17, 2015 (the inception of common control) to December 31, 2015, have been derived from the combined financial position and results attributable to our predecessor and Esquisto for periods prior to our initial public offering and (ii) (a) for the period from January 1, 2015 to February 16, 2015 and (b) for the year ended December 31, 2014, have been derived from the results attributable to our predecessor. Furthermore, the results of Acquisition Co. are reflected in the financial statements presented herein beginning on December 19, 2016. For periods after the completion of our initial public offering, our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest.

Certain amounts in the prior year financial statements have been reclassified to conform to current presentation. Gathering, processing, and transportation costs were previously accounted for as revenue deductions and are now being presented as costs and expenses on our statements of operations on a separate line item. Oakfield drip condensate was reclassified from oil to other income.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”